Note 13 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	2021	2020

Property, plant and equipment	26,664.0	22,852.9
Right of use assets	2,560.3	1,915.5
	29,224.3	24,768.4

Reconciliation of Changes in Property, Plant and Equipment [text block]
	Land and buildings	Plant and equipment	Fixtures and fittings	Under construction	Total
Acquisition cost
At December 31, 2019	10,886.9	29,676.1	6,367.7	2,184.3	49,115.0
Effects of movements in foreign exchange in the balance sheet	724.8	1,811.9	392.1	173.2	3,102.0
Effects of application of IAS 29 (hyperinflation)	310.5	1,160.4	291.8	130.3	1,893.0
Acquisition through business combinations	4.0	9.8	1.7	-	15.5
Acquisitions	17.2	514.8	74.3	3,815.6	4,421.9
Disposals and write-offs	(23.7)	(1,422.2)	(247.0)	0.2	(1,692.7)
Transfers to other asset categories	465.4	2,286.6	338.8	(3,472.9)	(382.1)
At December 31, 2020	12,385.1	34,037.4	7,219.4	2,830.7	56,472.6
Effects of movements in foreign exchange in the balance sheet	54.1	129.0	4.3	6.0	193.4
Effects of application of IAS 29 (hyperinflation)	544.2	1,170.1	216.4	148.7	2,079.4
Acquisitions	0.9	8.6	0.5	1.1	11.1
Disposals and write-offs	11.3	960.1	45.2	6,294.5	7,311.1
Transfers to other asset categories	(117.7)	(1,238.4)	(360.4)	(3.4)	(1,719.9)
Others	662.0	2,402.9	401.5	(3,872.9)	(406.5)
At December 31, 2021	13,539.9	37,469.7	7,526.9	5,404.7	63,941.2
	Land and buildings	Plant and equipment	Fixtures and fittings	Under construction	Total
Depreciation
At December 31, 2019	(3,400.6)	(20,381.7)	(4,785.0)	-	(28,567.3)
Effects of movements in foreign exchange in the balance sheet	(174.3)	(1,205.7)	(278.5)	-	(1,658.5)
Effects of application of IAS 29 (hyperinflation)	(51.4)	(670.4)	(300.0)	-	(1,021.8)
Depreciation	(401.8)	(2,795.4)	(699.2)	-	(3,896.4)
Disposals and write-offs	7.8	1,409.0	245.9	-	1,662.7
Transfers to other asset categories	29.8	(3.6)	22.0	-	48.2
Others	(3.1)	(183.2)	(0.3)	-	(186.6)
At December 31, 2020	(3,993.6)	(23,831.0)	(5,795.1)	-	(33,619.7)
Effects of movements in foreign exchange in the balance sheet	(39.7)	(52.4)	10.6	-	(81.5)
Effects of application of IAS 29 (hyperinflation)	(94.1)	(557.6)	(146.6)	-	(798.3)
Acquisition through business combinations	(0.3)	(1.1)	(0.2)	-	(1.6)
Depreciation	(398.1)	(3,098.5)	(634.4)	-	(4,131.0)
Disposals and write-offs	46.6	1,222.6	320.6	-	1,589.8
Transfers to other asset categories	36.6	1.3	5.4	-	43.3
Others	(7.1)	(269.0)	(2.1)	-	(278.2)
At December 31, 2021	(4,449.7)	(26,585.7)	(6,241.8)	-	(37,277.2)

Carrying amount:
At December 31, 2020	8,391.5	10,206.4	1,424.3	2,830.7	22,852.9
At December 31, 2021	9,090.2	10,884.0	1,285.1	5,404.7	26,664.0
	Buildings	Plant and equipment	Others	Total
Acquisition cost
At December 31, 2019	1,339.8	1,865.1	156.2	3,361.1
Effects of movements in foreign exchange in the balance sheet	131.8	8.2	9.3	149.3
Additions	321.8	32.6	12.2	366.6
Transfers from (to) other asset categories	(1.8)	-	(2.2)	(4.0)
At December 31, 2020	1,791.6	1,905.9	175.5	3,873.0
Effects of movements in foreign exchange in the balance sheet	51.8	4.0	6.3	62.1
Additions	803.9	1,409.6	71.2	2,284.7
Write-offs	(312.4)	(1,327.8)	(122.7)	(1,762.9)
Transfers from (to) other asset categories	(27.7)	(76.5)	90.2	(14.0)
At December 31, 2021	2,307.2	1,915.2	220.5	4,442.9
	Buildings	Plant and equipment	Others	Total
Depreciation
At December 31, 2019	(494.5)	(756.9)	(81.1)	(1,332.5)
Effects of movements in foreign exchange in the balance sheet	(40.9)	(4.5)	(3.9)	(49.3)
Depreciation	(280.7)	(256.5)	(43.4)	(580.6)
Transfers (from) to other asset categories	3.2	-	1.7	4.9
At December 31, 2020	(812.9)	(1,017.9)	(126.7)	(1,957.5)
Effects of movements in foreign exchange in the balance sheet	(19.3)	(1.5)	(3.6)	(24.4)
Depreciation	(476.3)	(489.4)	(58.7)	(1,024.4)
Write-offs	205.8	794.9	109.6	1,110.3
Transfers (from) to other asset categories	1.5	43.1	(31.2)	13.4
At December 31, 2021	(1,101.2)	(670.8)	(110.6)	(1,882.6)

Carrying amount:
At December 31, 2020	978.7	888.0	48.8	1,915.5
At December 31, 2021	1,206.0	1,244.4	109.9	2,560.3

Average discount rate applied for IFRS 16 [Text Block]
	Rate %
Lease Term	2021	2020	2019

2021-2025	7.29%	10.54%	6.63%
2026-2030	9.78%	8.19%	8.33%
2031-2035	14.47%	10.97%	9.00%